Commitments - Additional Information (Details) ¥ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of investment Commitments [Line Items]
Investment commitments	¥ 198		¥ 94
Investments accounted for using equity method	¥ 489		¥ 236	¥ 378
Percentage of option to purchase an additional equity stake	10.00%
Universal Music Group
Disclosure of investment Commitments [Line Items]
Proposed percentage of equity interests to be acquired	10.00%	10.00%
Investments accounted for using equity method | €		€ 30
Consortium
Disclosure of investment Commitments [Line Items]
Proposed percentage of equity interests to be acquired	10.00%	10.00%